UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2013

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 60.0%	SHARES	VALUE
Aerospace & Defense - 0.4%
B/E Aerospace, Inc.*	30,130	$2,622,214

Air Freight & Logistics - 2.5%
FedEx Corp.	83,990	12,075,242
United Parcel Service, Inc., Class B	24,725	2,598,103
		14,673,345

Automobiles - 1.0%
Toyota Motor Corp. (ADR)	46,507	5,670,133

Beverages - 0.4%
PepsiCo, Inc.	30,486	2,528,509

Biotechnology - 1.7%
Amgen, Inc.	89,998	10,274,172

Capital Markets - 1.7%
Credit Suisse Group AG (ADR)*	258,347	8,019,091
Franklin Resources, Inc.	33,385	1,927,316
		9,946,407

Commercial Banks - 2.2%
Wells Fargo & Co.	291,228	13,221,751

Communications Equipment - 2.0%
Cisco Systems, Inc.	419,437	9,416,361
QUALCOMM, Inc.	30,455	2,261,284
		11,677,645

Computers & Peripherals - 4.2%
Apple, Inc.	33,671	18,893,135
EMC Corp.	91,842	2,309,826
Western Digital Corp.	47,843	4,014,028
		25,216,989

Consumer Finance - 1.8%
American Express Co.	22,196	2,013,843
Capital One Financial Corp.	117,909	9,033,009
		11,046,852

Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	23,449	1,371,298
Moody's Corp.	88,979	6,982,182
		8,353,480

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	50,245	1,766,614
BT Group plc (ADR)	76,925	4,856,275
		6,622,889

Electronic Equipment & Instruments - 0.2%
Jabil Circuit, Inc.	78,402	1,367,331

Energy Equipment & Services - 1.4%
Dresser-Rand Group, Inc.*	18,389	1,096,536
Exterran Holdings, Inc.*	205,776	7,037,539
Newpark Resources, Inc.*	32,645	401,207
		8,535,282

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	14,496	1,725,169
CVS Caremark Corp.	143,205	10,249,182
		11,974,351

Food Products - 1.5%
General Mills, Inc.	102,693	5,125,407
McCormick & Co., Inc.	26,627	1,835,133
The Hershey Co.	19,165	1,863,413
		8,823,953

Health Care Equipment & Supplies - 3.1%
Becton Dickinson & Co.	12,114	1,338,476
DENTSPLY International, Inc.	35,612	1,726,470
Medtronic, Inc.	140,258	8,049,406
St. Jude Medical, Inc.	94,778	5,871,497
The Cooper Co.'s, Inc.	10,462	1,295,614
		18,281,463

Health Care Providers & Services - 2.2%
Express Scripts Holding Co.*	29,399	2,064,986
HCA Holdings, Inc.*	56,455	2,693,468
McKesson Corp.	38,948	6,286,207
Mednax, Inc.*	26,078	1,392,044
Quest Diagnostics, Inc.	17,145	917,943
		13,354,648

Household Products - 1.7%
Kimberly-Clark Corp.	78,403	8,189,978
Procter & Gamble Co.	26,335	2,143,932
		10,333,910

Industrial Conglomerates - 1.5%
Danaher Corp.	115,442	8,912,122

Insurance - 3.0%
Aflac, Inc.	62,320	4,162,976
Allianz SE (ADR)	70,942	1,286,179
American Financial Group, Inc.	126,610	7,307,929
The Travelers Co.'s, Inc.	59,934	5,426,424
		18,183,508

Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	47,135	2,223,829
Google, Inc.*	2,986	3,346,440
		5,570,269

IT Services - 2.8%
DST Systems, Inc.	84,050	7,626,697
International Business Machines Corp.	5,375	1,008,189
Teradata Corp.*	31,690	1,441,578
Visa, Inc.	9,054	2,016,145
Western Union Co.	261,093	4,503,854
		16,596,463

Machinery - 2.2%
Cummins, Inc.	36,760	5,182,057
Dover Corp.	85,570	8,260,928
		13,442,985

Media - 5.7%
DIRECTV*	130,022	8,983,220
Omnicom Group, Inc.	76,593	5,696,221
Time Warner Cable, Inc.	49,225	6,669,988
Time Warner, Inc.	98,796	6,888,057
Viacom, Inc., Class B	66,360	5,795,882
		34,033,368

Multiline Retail - 1.7%
Target Corp.	161,837	10,239,427

Oil, Gas & Consumable Fuels - 1.1%
Denbury Resources, Inc.*	405,964	6,669,989

Pharmaceuticals - 3.0%
Johnson & Johnson	124,400	11,393,796
Roche Holding AG (ADR)	90,604	6,360,401
		17,754,197

Professional Services - 0.6%
Manpowergroup, Inc.	40,103	3,443,244

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	63,410	1,646,124

Software - 2.0%
CA, Inc.	171,201	5,760,914
Citrix Systems, Inc.*	23,584	1,491,688
Microsoft Corp.	87,443	3,272,991
Symantec Corp.	54,475	1,284,520
		11,810,113

Specialty Retail - 0.6%
The Home Depot, Inc.	43,802	3,606,657

Textiles, Apparel & Luxury Goods - 0.6%
Nike, Inc., Class B	45,664	3,591,017

Venture Capital - 1.0%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	206,546
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	249,821
Community Bank of the Bay *	4,000	17,000
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	161,772
Series C, Preferred (b)(i)*	601,710	209,320
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	421
Kickboard:
Common (a)(b)(i)*	169,932	33,568
Series A, Preferred (a)(b)(i)*	1,155,503	285,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	210,170
Series A-1, Preferred (b)(i)*	108,678	134,761
Lumni, Inc., Series B, Preferred (b)(i)*	17,265	116,366
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	4,375,020
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	29,398
Series E, Preferred (b)(i)*	129,089	7,969
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		6,050,742

Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc., Class B	66,664	3,016,546

Total Equity Securities (Cost $301,976,234)		359,092,095

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	60,963
Commons Capital (b)(i)*	335,000	151,624
First Analysis Private Equity Fund IV (b)(i)*	225,317	753,606
GEEMF Partners (b)(i)*	-	112,182
Global Environment Emerging Markets Fund (a)(b)(i)*	-	417,803
Infrastructure and Environmental Private Equity Fund III (b)(i)*	55,896	104,516
Labrador Ventures III (b)(i)*	360,875	42,492
Labrador Ventures IV (b)(i)*	900,510	29,147
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	47,463	7,034

Total Venture Capital Limited Partnership Interest (Cost $2,208,651)		1,679,367

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	$1,000,000	1,057,384

Total Venture Capital Debt Obligations (Cost $1,000,000)		1,057,384

ASSET-BACKED SECURITIES - 1.7%
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	231,343	231,789
2.84%, 5/15/19 (e)	545,000	546,132
Avis Budget Rental Car Funding AESOP LLC, 1.92%, 9/20/19 (e)	1,260,000	1,235,943
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	409,946	409,424
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	748,719
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	326,288	325,917
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	400,000	400,078
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	883,001	886,188
Flagship Rail Services LLC:
3.96%, 4/15/43 (e)	1,250,000	1,221,085
Invitation Homes Trust:
1.314%, 12/17/30 (e)(r)	300,000	300,392
1.514%, 12/17/30 (e)(r)	100,000	100,131
2.014%, 12/17/30 (e)(r)	200,000	200,323
Monty Parent Issuer, 3.47%, 10/20/15	356,709	356,378
MVW Owner Trust, 2.15%, 4/22/30 (e)	426,857	428,217
Santander Consumer Acquired Receivables Trust, 1.66%, 8/15/16 (e)	500,725	501,208
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	378,006
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	509,558	507,698
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	973,158	955,311
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	678,966	676,997

Total Asset-Backed Securities (Cost $10,452,627)		10,409,936

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.3%
Fannie Mae Connecticut Avenue Securities:
2.165%, 10/25/23 (r)	487,587	489,813
5.415%, 10/25/23 (r)	570,000	603,419
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	358,965	357,552
Structured Agency Credit Risk Debt Notes, 1.618%, 11/25/23 (r)	389,821	388,924

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,845,744)		1,839,708

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Aventura Mall Trust:
Series 2013 - AVM Class A, 3.743%, 12/5/32 (e)(r)	400,000	410,152
Series 2013 - AVM Class C, 3.743%, 12/5/32 (e)(r)	200,000	197,351
BAMLL Commercial Mortgage Securities Trust, 1.317%, 8/15/29 (e)(r)	1,000,000	1,000,640
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	985,000	940,358
Commercial Mortgage Pass Through Certificates:
3.25%, 11/27/28 (e)(r)	353,069	352,916
3.424%, 3/10/31 (e)	380,000	361,313
Extended Stay America Trust:
2.958%, 12/5/31 (e)	485,000	470,642
3.604%, 12/5/31 (e)	820,000	800,553
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	750,000	674,577
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,000,000	998,576
4.407%, 11/5/30 (e)	300,000	300,245
JP Morgan Chase Commercial Mortgage Securities Trust:
0.947%, 4/15/30 (e)(r)	1,330,000	1,323,907
1.317%, 4/15/30 (e)(r)	550,000	548,083
1.567%, 10/15/30 (e)(r)	500,000	500,951
Madison Avenue Trust, 3.843%, 10/12/32 (e)	1,000,000	1,028,991
Motel 6 Trust, 2.743%, 10/5/25 (e)	950,000	942,240
ORES NPL LLC, 3.081%, 9/25/25 (e)	349,460	349,482

Total Commercial Mortgage-Backed Securities (Cost $11,459,828)		11,200,977

CORPORATE BONDS - 23.2%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	549,171
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp.:
1.75%, 5/15/17	500,000	492,314
2.50%, 11/15/18	500,000	495,768
Amazon.com, Inc.:
1.20%, 11/29/17	600,000	587,456
2.50%, 11/29/22	1,200,000	1,081,711
America Movil SAB de CV:
2.375%, 9/8/16	350,000	360,210
1.244%, 9/12/16 (r)	1,000,000	1,010,374
American Express Centurion Bank, 0.689%, 11/13/15 (r)	2,400,000	2,410,843
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	492,396
American Tower Corp., 3.40%, 2/15/19	500,000	509,027
Amgen, Inc.:
2.50%, 11/15/16	150,000	155,243
5.15%, 11/15/41	800,000	797,029
Apple, Inc.:
2.40%, 5/3/23	600,000	539,527
3.85%, 5/4/43	600,000	501,255
AT&T, Inc.:
2.95%, 5/15/16	500,000	521,374
1.60%, 2/15/17	500,000	499,300
1.40%, 12/1/17	300,000	295,754
3.00%, 2/15/22	1,000,000	942,154
Autodesk, Inc., 1.95%, 12/15/17	600,000	593,542
Bank of America Corp.:
0.571%, 8/15/16 (r)	600,000	589,686
2.00%, 1/11/18	1,200,000	1,197,871
1.281%, 1/15/19 (r)	300,000	302,345
3.30%, 1/11/23	2,300,000	2,176,414
4.10%, 7/24/23	200,000	200,849
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,322,666
0.543%, 6/15/17 (r)	1,500,000	1,471,683
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	303,244
2.40%, 1/17/17	400,000	409,373
Bank of Nova Scotia, 1.85%, 1/12/15	450,000	456,817
BB&T Corp., 1.60%, 8/15/17	600,000	594,644
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	242,341
Boston Properties LP:
3.70%, 11/15/18	250,000	263,719
3.85%, 2/1/23	1,000,000	977,048
Canadian National Railway Co., 1.45%, 12/15/16	150,000	151,064
Capital One Bank, 3.375%, 2/15/23	1,200,000	1,115,616
Capital One Financial Corp., 2.15%, 3/23/15	300,000	304,974
CBS Corp., 3.375%, 3/1/22	1,000,000	954,405
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	594,289
CenturyLink, Inc.:
5.80%, 3/15/22	750,000	740,625
7.65%, 3/15/42	1,000,000	892,500
CIT Group, Inc.:
5.25%, 3/15/18	375,000	402,188
5.00%, 8/1/23	700,000	673,750
Citigroup, Inc.:
4.45%, 1/10/17	1,000,000	1,083,799
2.50%, 9/26/18	500,000	502,524
3.50%, 5/15/23	900,000	838,612
3.875%, 10/25/23	600,000	589,835
5.50%, 9/13/25	400,000	421,296
Colgate-Palmolive Co., 1.30%, 1/15/17	250,000	249,510
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	324,314
Corning, Inc., 1.45%, 11/15/17	500,000	492,822
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	577,936
COX Communications, Inc., 4.70%, 12/15/42 (e)	600,000	503,896
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,300,000	1,363,861
Cummins, Inc.:
3.65%, 10/1/23	500,000	493,283
4.875%, 10/1/43	500,000	500,743
CVS Pass-Through Trust, 6.036%, 12/10/28	1,051,215	1,156,457
DDR Corp., 4.75%, 4/15/18	500,000	539,369
Deere & Co., 2.60%, 6/8/22	500,000	467,533
Discover Financial Services, 3.85%, 11/21/22	750,000	711,128
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	946,798
4.875%, 4/1/43	900,000	830,241
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	192,881
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	606,457
Eaton Corp.:
1.50%, 11/2/17	500,000	490,166
2.75%, 11/2/22	600,000	559,715
eBay, Inc., 2.60%, 7/15/22	500,000	459,864
Ecolab, Inc., 4.35%, 12/8/21	750,000	777,699
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	188,353
4.85%, 3/15/44	300,000	282,120
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,381,250
EOG Resources, Inc., 2.625%, 3/15/23	600,000	545,861
ERP Operating LP, 4.625%, 12/15/21	300,000	316,277
Excalibur One 77B LLC, 1.492%, 1/1/25	210,793	198,770
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	590,930
Express Scripts Holding Co., 2.75%, 11/21/14	200,000	203,857
FedEx Corp.:
2.625%, 8/1/22	600,000	542,387
3.875%, 8/1/42	300,000	246,388
Fidelity National Information Services, Inc., 2.00%, 4/15/18	600,000	583,438
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	600,000	615,505
4.207%, 4/15/16	750,000	799,153
3.984%, 6/15/16	1,100,000	1,169,739
4.25%, 2/3/17	200,000	215,154
5.875%, 8/2/21	700,000	793,596
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,468,335
Genworth Holdings, Inc., 4.80%, 2/15/24	1,600,000	1,580,414
Gilead Sciences, Inc., 4.40%, 12/1/21	550,000	587,372
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	555,686
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	734,636
6.15%, 4/1/18	875,000	1,003,342
5.75%, 1/24/22	1,500,000	1,688,532
3.625%, 1/22/23	1,100,000	1,065,188
Great River Energy, 5.829%, 7/1/17 (e)	178,552	189,383
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	512,572
HCP, Inc., 3.15%, 8/1/22	600,000	550,690
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	563,965
Hershey Co., 1.50%, 11/1/16	150,000	151,312
Hewlett-Packard Co., 0.638%, 5/30/14 (r)	500,000	500,108
Home Depot, Inc.:
2.70%, 4/1/23	600,000	553,110
4.20%, 4/1/43	600,000	546,779
Hospitality Properties Trust, 7.875%, 8/15/14	600,000	604,870
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	463,590
Howard Hughes Medical Institute, 3.50%, 9/1/23	750,000	737,520
HSBC Holdings plc, 4.00%, 3/30/22	500,000	513,924
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	256,728
Ingredion, Inc.:
1.80%, 9/25/17	600,000	584,794
4.625%, 11/1/20	600,000	625,615
Intel Corp., 4.80%, 10/1/41	400,000	390,094
International Business Machines Corp., 2.90%, 11/1/21	500,000	481,070
International Finance Corp., 0.625%, 11/15/16	300,000	298,107
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	302,650
2.00%, 1/13/17	250,000	254,236
JPMorgan Chase & Co.:
1.138%, 1/25/18 (r)	1,000,000	1,009,992
3.20%, 1/25/23	3,800,000	3,602,499
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	650,000	682,500
Kellogg Co., 3.125%, 5/17/22	2,000,000	1,896,212
Kimberly-Clark Corp., 3.70%, 6/1/43	500,000	419,691
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	500,000	459,092
Laboratory Corporation of America Holdings:
2.20%, 8/23/17	600,000	601,956
2.50%, 11/1/18	300,000	295,875
Liberty Mutual Group, Inc.:
5.75%, 3/15/14 (e)	1,000,000	1,009,978
6.50%, 5/1/42 (e)	750,000	823,089
Life Technologies Corp., 6.00%, 3/1/20	500,000	574,510
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,600,000	1,487,344
Lowe's Co.'s, Inc., 3.875%, 9/15/23	500,000	502,719
LULWA Ltd., 1.888%, 2/15/25	1,019,590	972,227
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	350,000	348,591
Masco Corp., 5.85%, 3/15/17	600,000	658,500
Mattel, Inc.:
1.70%, 3/15/18	400,000	390,814
3.15%, 3/15/23	500,000	460,772
McDonald's Corp., 3.625%, 5/1/43	600,000	499,973
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	600,000	493,589
Methanex Corp.:
3.25%, 12/15/19	600,000	595,497
5.25%, 3/1/22	1,000,000	1,058,693
Microsoft Corp.:
2.125%, 11/15/22	500,000	451,695
3.50%, 11/15/42	500,000	412,942
Morgan Stanley:
6.25%, 8/28/17	900,000	1,029,806
5.50%, 1/26/20	1,200,000	1,347,086
5.00%, 11/24/25	900,000	902,691
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,137,235
NetApp, Inc., 3.25%, 12/15/22	550,000	495,425
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	200,220
NII Capital Corp.:
10.00%, 8/15/16	600,000	318,000
7.625%, 4/1/21	700,000	287,000
NII International Telecom SCA, 11.375%, 8/15/19 (e)	600,000	501,000
NIKE, Inc.:
2.25%, 5/1/23	600,000	536,477
3.625%, 5/1/43	600,000	503,342
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	150,000	148,854
2.65%, 9/26/18 (e)	500,000	500,296
Nordstrom, Inc., 4.00%, 10/15/21	300,000	311,149
North American Development Bank:
2.30%, 10/10/18	900,000	886,221
2.40%, 10/26/22	600,000	532,482
NYU Hospitals Center, 4.428%, 7/1/42	500,000	417,362
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	301,765
Pentair Finance SA:
1.35%, 12/1/15	600,000	603,693
1.875%, 9/15/17	600,000	592,760
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	285,029
2.75%, 3/1/23	400,000	370,225
Perrigo Co. plc, 5.30%, 11/15/43 (e)	300,000	294,464
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,645,000	1,824,777
PNC Bank NA, 2.70%, 11/1/22	1,000,000	906,467
ProLogis LP, 6.875%, 3/15/20	253,000	297,986
QVC, Inc., 7.375%, 10/15/20 (e)	500,000	539,045
Qwest Corp., 7.50%, 10/1/14	395,000	414,607
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	490,460
Rogers Communications, Inc., 3.00%, 3/15/23	600,000	553,485
Royal Bank of Scotland Group plc:
6.10%, 6/10/23	200,000	201,619
6.00%, 12/19/23	200,000	201,424
Sanofi SA, 1.25%, 4/10/18	600,000	584,168
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,019,975
Simon Property Group LP, 6.125%, 5/30/18	500,000	578,907
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	900,000	965,250
9.00%, 5/1/18 (e)	1,000,000	1,017,500
St. Jude Medical, Inc.:
2.50%, 1/15/16	1,000,000	1,025,739
3.25%, 4/15/23	500,000	466,492
Standard Chartered plc, 3.95%, 1/11/23 (e)	600,000	556,513
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	557,417
State Street Corp., 3.10%, 5/15/23	300,000	278,942
SunTrust Bank:
0.528%, 8/24/15 (r)	500,000	495,874
7.25%, 3/15/18	500,000	588,293
SunTrust Banks, Inc., 2.35%, 11/1/18	500,000	497,351
Tagua Leasing LLC, 1.581%, 11/16/24	924,220	870,521
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	630,239
3.192%, 4/27/18	600,000	611,050
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	577,952
The Hertz Corp., 7.50%, 10/15/18	600,000	647,250
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	303,352
Thomson Reuters Corp.:
4.30%, 11/23/23	300,000	301,290
5.65%, 11/23/43	300,000	305,440
Time Warner Cable, Inc., 5.50%, 9/1/41	400,000	331,446
Time Warner, Inc.:
4.00%, 1/15/22	350,000	354,422
3.40%, 6/15/22	1,100,000	1,073,432
5.375%, 10/15/41	500,000	505,752
4.90%, 6/15/42	500,000	474,646
TJX Co.'s, Inc., 2.50%, 5/15/23	600,000	543,172
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	415,291
Toyota Motor Credit Corp., 2.05%, 1/12/17	400,000	408,797
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	459,457
US Bancorp, 2.95%, 7/15/22	500,000	464,563
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,552,290
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,050,786
3.25%, 8/15/22	600,000	555,890
Viacom, Inc., 3.125%, 6/15/22	1,600,000	1,478,066
Volkswagen International Finance NV, 0.858%, 4/1/14 (e)(r)	1,500,000	1,501,440
Wachovia Bank NA, 0.573%, 3/15/16 (r)	500,000	497,594
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	750,000	686,250
Walgreen Co., 1.80%, 9/15/17	600,000	604,157
Weingarten Realty Investors, 4.45%, 1/15/24	600,000	587,687
Western Union Co., 2.875%, 12/10/17	300,000	304,571
Whirlpool Corp., 3.70%, 3/1/23	400,000	382,384
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,046,934
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	511,782
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	603,722
Zoetis, Inc., 3.25%, 2/1/23	600,000	561,403

Total Corporate Bonds (Cost $141,961,852)		138,767,349

FLOATING RATE LOANS(d)- 0.2%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	496,250	498,908
Dunkin' Brands, Inc., 3.75%, 2/14/20 (r)	593,510	595,205
SUPERVALU, Inc., 5.00%, 3/21/19 (r)	296,922	299,582

Total Floating Rate Loans (Cost $1,382,897)		1,393,695

MUNICIPAL OBLIGATIONS - 0.6%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	415,084
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,328,512
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,134,270
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	530,430
Utah GO Bonds, 3.539%, 7/1/25	600,000	586,446

Total Municipal Obligations (Cost $4,389,024)		3,994,742

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14 (b)(i)(r)	4,266,666	4,203,861

Total High Social Impact Investments (Cost $4,266,666)		4,203,861

U.S. TREASURY OBLIGATIONS - 2.1%
United States Treasury Bonds, 3.625%, 8/15/43	1,830,000	1,728,206
United States Treasury Notes:
0.625%, 12/15/16	170,000	169,310
2.375%, 12/31/20	7,275,000	7,246,584
2.75%, 11/15/23	3,450,000	3,375,069

Total U.S. Treasury Obligations (Cost $12,601,818)		12,519,169

SOVEREIGN GOVERNMENT BONDS - 0.4%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	99,028
Province of Ontario Canada:
1.65%, 9/27/19	600,000	575,880
2.45%, 6/29/22	1,440,000	1,331,669
Province of Quebec Canada, 2.625%, 2/13/23	380,000	349,047

Total Sovereign Government Bonds (Cost $2,512,110)		2,355,624

TIME DEPOSIT - 8.1%
State Street Bank Time Deposit, 0.083%, 1/2/14	48,451,667	48,451,667

Total Time Deposit (Cost $48,451,667)		48,451,667

TOTAL INVESTMENTS (Cost $544,509,118) - 99.7%		596,965,574
Other assets and liabilities, net - 0.3%		1,837,417
NET ASSETS - 100%		$598,802,991

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	25	3/14	$3,406,250	($15,656)

Sold:
2 Year U.S. Treasury Notes	74	3/14	16,266,125	12,142
5 Year U.S. Treasury Notes	30	3/14	3,579,375	43,806
10 Year U.S. Treasury Notes	20	3/14	2,460,938	46,225
Total Sold				$102,173

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.2% of the net assets.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 0.50%, 7/1/14	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	335,000
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	—
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	55,896
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13	285,329
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
LearnZillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	47,463
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	178,743
Series E, Preferred	4/9/98	161,517
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

ASSET-BACKED SECURITIES - 4.1%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$832,836	$834,440
2.84%, 5/15/19 (e)	1,965,000	1,969,081
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	1,211,219	1,209,843
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	1,100,000	1,100,215
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	3,674,053	3,588,105
Invitation Homes Trust:
1.314%, 12/17/30 (e)(r)	1,100,000	1,101,437
1.514%, 12/17/30 (e)(r)	300,000	300,392
2.014%, 12/17/30 (e)(r)	600,000	600,970
Monty Parent Issuer, 3.47%, 10/20/15	980,949	980,039
MVW Owner Trust, 2.15%, 4/22/30 (e)	1,507,621	1,512,426
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	2,141,557	2,140,840
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	3,348,656	3,351,636
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,461,625
Sierra Timeshare Receivables Funding LLC, 2.70%, 10/20/30 (e)	1,760,292	1,753,865
SolarCity LMC Series I LLC, 4.80%, 11/20/38 (e)	3,892,631	3,821,244
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,715,864	2,707,988

Total Asset-Backed Securities (Cost $28,584,754)		28,434,146

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
Fannie Mae Connecticut Avenue Securities, 2.165%, 10/25/23 (r)	1,950,347	1,959,251
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,364,067	1,358,696
Structured Agency Credit Risk Debt Notes:
1.618%, 11/25/23 (r)	1,403,357	1,400,128
4.418%, 11/25/23 (r)	1,500,000	1,487,967

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,232,231)		6,206,042

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%
Aventura Mall Trust:
Series 2013 - AVM Class A, 3.743%, 12/5/32 (e)(r)	1,400,000	1,435,531
Series 2013 - AVM Class C, 3.743%, 12/5/32 (e)(r)	700,000	690,728
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	3,635,000	3,470,254
COMM Mortgage Trust, 4.394%, 8/10/30 (e)(r)	2,000,000	1,997,852
Commercial Mortgage Pass Through Certificates:
3.25%, 11/27/28 (e)(r)	970,941	970,518
3.424%, 3/10/31 (e)	1,370,000	1,302,630
Extended Stay America Trust:
2.958%, 12/5/31 (e)	1,835,000	1,780,675
3.604%, 12/5/31 (e)	3,270,000	3,192,449
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	2,985,000	2,684,816
Hilton USA Trust:
3.714%, 11/5/30 (e)	3,500,000	3,495,016
4.407%, 11/5/30 (e)	1,000,000	1,000,816
JP Morgan Chase Commercial Mortgage Securities Trust:
0.947%, 4/15/30 (e)(r)	5,000,000	4,977,095
1.317%, 4/15/30 (e)(r)	2,000,000	1,993,028
2.317%, 10/15/30 (e)(r)	2,000,000	2,001,964
Madison Avenue Trust, 3.843%, 10/12/32 (e)	3,250,000	3,344,221
Motel 6 Trust, 2.743%, 10/5/25 (e)	3,350,000	3,322,637
ORES NPL LLC, 3.081%, 9/25/25 (e)	1,397,841	1,397,926
VFC LLC, 3.13%, 3/20/26 (e)	1,068,294	1,074,615

Total Commercial Mortgage-Backed Securities (Cost $41,132,645)		40,132,771

CORPORATE BONDS - 75.2%
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	1,830,570
Allergan, Inc.:
1.35%, 3/15/18	500,000	487,240
2.80%, 3/15/23	1,000,000	924,724
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Altera Corp.:
1.75%, 5/15/17	2,000,000	1,969,258
2.50%, 11/15/18	2,000,000	1,983,072
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,958,186
2.50%, 11/29/22	4,000,000	3,605,704
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,058,340
1.244%, 9/12/16 (r)	1,500,000	1,515,561
4.375%, 7/16/42	1,000,000	830,809
American Honda Finance Corp.:
2.125%, 2/28/17 (e)	3,000,000	3,033,786
1.60%, 2/16/18 (e)	1,200,000	1,181,750
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,553,985
American Tower Corp.:
3.40%, 2/15/19	1,200,000	1,221,665
5.90%, 11/1/21	2,000,000	2,182,082
4.70%, 3/15/22	1,500,000	1,499,319
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,034,955
5.15%, 11/15/41	900,000	896,657
Apple, Inc.:
2.40%, 5/3/23	1,900,000	1,708,501
3.85%, 5/4/43	2,000,000	1,670,850
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,497,898
1.40%, 12/1/17	1,000,000	985,845
3.00%, 2/15/22	4,000,000	3,768,616
5.55%, 8/15/41	3,000,000	3,044,580
Bank of America Corp.:
5.25%, 12/1/15	1,500,000	1,608,986
0.571%, 8/15/16 (r)	3,000,000	2,948,430
2.00%, 1/11/18	1,800,000	1,796,807
3.30%, 1/11/23	4,200,000	3,974,321
4.10%, 7/24/23	3,600,000	3,615,275
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,565,331
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,128,679
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,021,624
2.40%, 1/17/17	2,000,000	2,046,866
Bank of Nova Scotia, 1.85%, 1/12/15	1,800,000	1,827,266
BB&T Corp., 1.60%, 8/15/17	2,000,000	1,982,148
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,429,812
Boston Properties LP, 3.80%, 2/1/24	2,000,000	1,917,924
Caisse Centrale Desjardins, 2.55%, 3/24/16 (e)	2,000,000	2,081,000
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,737,234
2.85%, 12/15/21	750,000	721,175
Capital One Bank, 3.375%, 2/15/23	4,000,000	3,718,720
Capital One Financial Corp.:
2.15%, 3/23/15	2,000,000	2,033,162
1.00%, 11/6/15	1,500,000	1,499,346
CBS Corp., 3.375%, 3/1/22	2,000,000	1,908,810
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	936,103
CenturyLink, Inc.:
5.80%, 3/15/22	4,250,000	4,196,875
7.65%, 3/15/42	3,000,000	2,677,500
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,000,000	1,036,250
5.25%, 3/15/18	1,750,000	1,876,875
5.00%, 8/1/23	3,850,000	3,705,625
Citigroup, Inc.:
4.45%, 1/10/17	4,400,000	4,768,716
2.50%, 9/26/18	2,200,000	2,211,103
3.50%, 5/15/23	3,600,000	3,354,448
3.875%, 10/25/23	1,000,000	983,058
5.50%, 9/13/25	1,400,000	1,474,535
Colgate-Palmolive Co., 1.30%, 1/15/17	1,000,000	998,041
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,810,754
Corning, Inc., 1.45%, 11/15/17	1,200,000	1,182,774
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	3,852,908
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,000,000	1,809,768
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,249,762
4.883%, 8/15/40 (e)	2,000,000	2,098,250
Cummins, Inc.:
3.65%, 10/1/23	1,000,000	986,566
4.875%, 10/1/43	2,200,000	2,203,269
CVS Pass-Through Trust:
6.036%, 12/10/28	2,425,881	2,668,746
DDR Corp., 4.75%, 4/15/18	3,000,000	3,236,214
Deere & Co., 2.60%, 6/8/22	600,000	561,040
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,601,250
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,240,580
Discover Bank, 8.70%, 11/18/19	948,000	1,185,582
Discover Financial Services, 3.85%, 11/21/22	2,435,000	2,308,794
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,124,433
3.25%, 4/1/23	500,000	464,416
4.875%, 4/1/43	2,800,000	2,582,972
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	942,226
3.20%, 11/15/21	1,000,000	964,406
2.70%, 11/15/22	1,000,000	910,342
Dun & Bradstreet Corp., 3.25%, 12/1/17	1,500,000	1,516,143
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,306,001
4.00%, 11/2/32	500,000	459,205
4.15%, 11/2/42	500,000	444,168
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,103,674
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,073,864
5.50%, 12/8/41	1,000,000	1,070,871
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,224,297
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	11,055,525
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	909,769
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,370,535
Excalibur One 77B LLC, 1.492%, 1/1/25	833,802	786,246
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	984,884
Express Scripts Holding Co.:
2.75%, 11/21/14	800,000	815,428
2.65%, 2/15/17	1,500,000	1,546,012
3.90%, 2/15/22	1,500,000	1,501,425
FedEx Corp.:
2.70%, 4/15/23	1,000,000	898,840
4.10%, 4/15/43	1,000,000	850,765
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	2,000,000	1,944,794
3.50%, 4/15/23	2,000,000	1,823,026
Fifth Third Bancorp, 0.665%, 12/20/16 (r)	4,000,000	3,962,032
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,149,502
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	991,550
3.45%, 10/1/22	1,000,000	920,927
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	500,000	512,921
4.207%, 4/15/16	4,750,000	5,061,306
3.984%, 6/15/16	3,150,000	3,349,707
4.25%, 2/3/17	2,000,000	2,151,536
5.875%, 8/2/21	2,400,000	2,720,902
Genworth Holdings, Inc., 4.80%, 2/15/24	2,000,000	1,975,518
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,000,000	3,203,847
5.65%, 12/1/41	1,000,000	1,113,237
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	926,143
4.20%, 3/18/43	1,000,000	914,294
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	11,724,772
5.75%, 1/24/22	2,500,000	2,814,220
3.625%, 1/22/23	2,200,000	2,130,377
Great River Energy, 5.829%, 7/1/17 (e)	1,428,419	1,515,065
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	991,590
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	2,006,594
2.70%, 3/15/17 (e)	4,200,000	4,305,605
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,089,211
HCP, Inc., 3.75%, 2/1/19	2,000,000	2,077,366
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	1,879,884
Hershey Co., 1.50%, 11/1/16	2,640,000	2,663,084
Hewlett-Packard Co., 0.638%, 5/30/14 (r)	2,000,000	2,000,432
Home Depot, Inc.:
2.70%, 4/1/23	3,000,000	2,765,550
4.20%, 4/1/43	2,000,000	1,822,596
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,112,617
Howard Hughes Medical Institute, 3.50%, 9/1/23	3,700,000	3,638,432
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,055,698
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	855,759
Ingredion, Inc.:
1.80%, 9/25/17	2,000,000	1,949,312
4.625%, 11/1/20	1,525,000	1,590,105
Intel Corp., 4.80%, 10/1/41	1,500,000	1,462,852
International Business Machines Corp., 2.90%, 11/1/21	2,000,000	1,924,280
International Finance Corp., 0.625%, 11/15/16	1,100,000	1,093,060
John Deere Capital Corp., 2.00%, 1/13/17	1,500,000	1,525,418
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	819,328
JPMorgan Chase & Co.:
1.138%, 1/25/18 (r)	3,000,000	3,029,976
1.80%, 1/25/18	2,000,000	1,982,444
3.20%, 1/25/23	13,500,000	12,798,351
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	2,000,000	2,100,000
Kimberly-Clark Corp., 3.70%, 6/1/43	1,200,000	1,007,258
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	1,500,000	1,377,276
Laboratory Corporation of America Holdings:
2.50%, 11/1/18	2,000,000	1,972,498
4.00%, 11/1/23	2,000,000	1,921,828
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,183,140
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,647,950
Lowe's Co.'s, Inc.:
3.12%, 4/15/22	1,000,000	969,637
3.875%, 9/15/23	1,500,000	1,508,157
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	1,190,000	1,185,208
Markel Corp.:
3.625%, 3/30/23	1,000,000	941,201
5.00%, 3/30/43	1,000,000	935,194
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,085,000
5.85%, 3/15/17	2,000,000	2,195,000
Mattel, Inc.:
1.70%, 3/15/18	1,300,000	1,270,147
3.15%, 3/15/23	2,200,000	2,027,397
McDonald's Corp., 3.625%, 5/1/43	1,500,000	1,249,932
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	3,000,000	2,467,944
Methanex Corp.:
3.25%, 12/15/19	1,000,000	992,495
5.25%, 3/1/22	3,450,000	3,652,491
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,084,068
3.50%, 11/15/42	1,200,000	991,060
Morgan Stanley:
6.25%, 8/28/17	3,500,000	4,004,802
5.50%, 1/26/20	3,500,000	3,929,002
5.00%, 11/24/25	3,500,000	3,510,465
Nationwide Health Properties, Inc., 6.90%, 10/1/37	2,300,000	2,615,640
NetApp, Inc., 3.25%, 12/15/22	2,000,000	1,801,544
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,501,648
NII Capital Corp.:
10.00%, 8/15/16	3,000,000	1,590,000
7.625%, 4/1/21	4,214,000	1,727,740
NII International Telecom SCA, 11.375%, 8/15/19 (e)	750,000	626,250
NIKE, Inc.:
2.25%, 5/1/23	2,000,000	1,788,258
3.625%, 5/1/43	2,000,000	1,677,806
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	2,400,000	2,381,662
2.65%, 9/26/18 (e)	2,000,000	2,001,184
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	2,878,446
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,037,163
North American Development Bank:
2.30%, 10/10/18	3,100,000	3,052,539
2.40%, 10/26/22	2,750,000	2,440,542
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,502,503
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (e)	3,000,000	2,921,763
PepsiCo, Inc.:
2.75%, 3/5/22	2,250,000	2,137,720
2.75%, 3/1/23	1,000,000	925,562
Perrigo Co. plc:
2.30%, 11/8/18 (e)	1,000,000	987,028
4.00%, 11/15/23 (e)	1,000,000	981,095
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,430,581
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,625,868
3.80%, 7/25/23	1,000,000	969,838
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	846,924
ProLogis LP, 6.875%, 3/15/20	794,000	935,182
Prudential Financial, Inc., 5.80%, 11/16/41	3,000,000	3,322,389
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	2,942,757
Rogers Communications, Inc., 3.00%, 3/15/23	2,000,000	1,844,950
Royal Bank of Scotland Group plc:
6.10%, 6/10/23	800,000	806,477
6.00%, 12/19/23	1,000,000	1,007,120
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,073,233
Sanofi SA, 1.25%, 4/10/18	2,000,000	1,947,228
SBA Tower Trust, 3.722%, 4/15/48 (e)	4,150,000	3,848,088
Simon Property Group LP:
6.125%, 5/30/18	1,200,000	1,389,377
4.125%, 12/1/21	1,000,000	1,034,497
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	4,000,000	4,290,000
9.00%, 5/1/18 (e)	4,000,000	4,070,000
St. Jude Medical, Inc.:
2.50%, 1/15/16	3,040,000	3,118,247
3.25%, 4/15/23	1,200,000	1,119,580
Standard Chartered plc, 3.95%, 1/11/23 (e)	2,000,000	1,855,044
State Street Corp., 3.10%, 5/15/23	1,500,000	1,394,710
SunTrust Bank, 0.528%, 8/24/15 (r)	1,000,000	991,749
SunTrust Banks, Inc.:
3.50%, 1/20/17	2,000,000	2,103,034
2.35%, 11/1/18	1,200,000	1,193,642
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,308,636
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,400,000	2,520,955
3.192%, 4/27/18	2,000,000	2,036,834
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,926,506
The Hertz Corp., 7.50%, 10/15/18	2,000,000	2,157,500
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	792,398
5.30%, 2/1/44	500,000	505,588
Thomson Reuters Corp.:
4.30%, 11/23/23	500,000	502,150
5.65%, 11/23/43	500,000	509,066
Time Warner Cable, Inc., 5.50%, 9/1/41	2,000,000	1,657,228
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,792,360
5.375%, 10/15/41	2,650,000	2,680,483
5.35%, 12/15/43	1,000,000	1,012,730
TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,810,574
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,972,633
Toyota Motor Credit Corp., 2.05%, 1/12/17	2,000,000	2,043,984
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,009,840
3.50%, 2/3/22	1,000,000	950,055
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	985,090
2.45%, 10/1/22	1,200,000	1,102,697
US Bancorp, 2.95%, 7/15/22	1,200,000	1,114,951
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,313,740
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,101,572
4.25%, 3/1/22	3,000,000	3,018,870
3.25%, 8/15/22	1,000,000	926,483
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,114,036
3.875%, 12/15/21	1,000,000	993,846
4.50%, 2/27/42	1,500,000	1,279,754
Volkswagen International Finance NV, 0.858%, 4/1/14 (e)(r)	5,000,000	5,004,800
Wachovia Bank NA, 0.573%, 3/15/16 (r)	2,000,000	1,990,376
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	7,750,000	7,091,250
Walgreen Co., 3.10%, 9/15/22	2,000,000	1,874,976
Weingarten Realty Investors:
3.375%, 10/15/22	1,000,000	918,695
3.50%, 4/15/23	1,000,000	919,324
4.45%, 1/15/24	1,000,000	979,478
Wells Fargo & Co., 3.45%, 2/13/23	1,000,000	945,435
Western Union Co., 2.875%, 12/10/17	750,000	761,428
Whirlpool Corp.:
3.70%, 3/1/23	2,000,000	1,911,920
5.15%, 3/1/43	1,000,000	964,145
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,570,401
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,705,940
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,811,166
Zoetis, Inc., 3.25%, 2/1/23	1,000,000	935,671

Total Corporate Bonds (Cost $531,648,534)		527,945,244

MUNICIPAL OBLIGATIONS - 2.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	3,943,298
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,455,005
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,269,160
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,015,316
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	988,615
Utah GO Bonds, 3.539%, 7/1/25	4,250,000	4,153,992

Total Municipal Obligations (Cost $19,926,042)		19,825,386

FLOATING RATE LOANS(d)- 0.6%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	1,985,000	1,995,634
Dunkin' Brands, Inc., 3.75%, 2/14/20 (r)	1,978,366	1,984,018
SUPERVALU, Inc., 5.00%, 3/21/19 ®	493,817	498,241

Total Floating Rate Loans (Cost $4,442,936)		4,477,893

SOVEREIGN GOVERNMENT BONDS - 1.3%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	400,000	396,111
Province of Ontario Canada:
1.65%, 9/27/19	6,100,000	5,854,780
2.45%, 6/29/22	1,240,000	1,146,715
Province of Quebec Canada, 2.625%, 2/13/23	1,525,000	1,400,781

Total Sovereign Government Bonds (Cost $9,273,685)		8,798,387

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,149,044

Total U.S. Government Agencies and Instrumentalities (Cost $3,997,428)		4,149,044

U.S. TREASURY OBLIGATIONS - 6.2%
United States Treasury Bonds, 3.625%, 8/15/43	16,420,000	15,506,638
United States Treasury Notes:
0.25%, 12/31/15	7,355,000	7,335,465
0.625%, 12/15/16	840,000	836,588
1.50%, 12/31/18	2,520,000	2,491,650
2.375%, 12/31/20	12,165,000	12,117,483
2.75%, 11/15/23	4,985,000	4,876,731

Total U.S. Treasury Obligations (Cost $43,570,657)		43,164,555

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	3,087,392	3,079,951

Total High Social Impact Investments (Cost $3,087,392)		3,079,951

TIME DEPOSIT - 1.2%
State Street Bank Time Deposit, 0.083%, 1/2/14	8,554,850	8,554,850

Total Time Deposit (Cost $8,554,850)		8,554,850

TOTAL INVESTMENTS (Cost $700,451,154) - 99.0%		694,768,269
Other assets and liabilities, net - 1.0%		6,894,726
NET ASSETS - 100%		$701,662,995

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	65	3/14	$7,755,313	($5,159)
30 Year U.S. Treasury Bonds	24	3/14	3,079,500	(2,280)
Ultra U.S. Treasury Bonds	29	3/14	3,951,250	(17,599)
Total Purchased				($25,038)

Sold:
2 Year U.S. Treasury Notes	255	3/14	$56,052,188	$37,650
10 Year U.S. Treasury Notes	256	3/14	31,500,000	591,680
Total Sold				$629,330

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 1.8%
B/E Aerospace, Inc.*	617,523	$53,743,027

Beverages - 4.2%
PepsiCo, Inc.	388,158	32,193,824
The Coca-Cola Co.	2,233,764	92,276,791
		124,470,615

Biotechnology - 3.1%
Gilead Sciences, Inc.*	1,202,986	90,404,398

Capital Markets - 1.7%
T. Rowe Price Group, Inc.	588,694	49,314,896

Chemicals - 2.5%
Ecolab, Inc.	703,714	73,376,259

Commercial Banks - 3.6%
SunTrust Banks, Inc.	1,118,194	41,160,721
Wells Fargo & Co.	1,443,348	65,527,999
		106,688,720

Communications Equipment - 4.6%
Juniper Networks, Inc.*	1,653,913	37,328,816
QUALCOMM, Inc.	1,344,843	99,854,593
		137,183,409

Computers & Peripherals - 4.1%
Apple, Inc. (t)	219,195	122,992,506

Consumer Finance - 2.7%
American Express Co.	882,778	80,094,448

Diversified Financial Services - 2.7%
IntercontinentalExchange Group, Inc.	362,297	81,487,841

Electrical Equipment - 2.3%
Eaton Corp. plc	608,703	46,334,473
Rockwell Automation, Inc.	181,146	21,404,211
		67,738,684

Energy Equipment & Services - 3.0%
Cameron International Corp.*	657,838	39,161,096
Noble Corp. plc	1,323,778	49,601,962
		88,763,058

Food & Staples Retailing - 7.2%
Costco Wholesale Corp.	637,725	75,895,652
CVS Caremark Corp.	1,902,581	136,167,722
		212,063,374

Health Care Providers & Services - 6.0%
CIGNA Corp.	734,787	64,279,167
DaVita HealthCare Partners, Inc.*	520,775	33,001,512
Express Scripts Holding Co.*	1,168,992	82,109,998
		179,390,677

Hotels, Restaurants & Leisure - 5.0%
McDonald's Corp.	627,448	60,881,279
Panera Bread Co.*	115,972	20,491,093
Starbucks Corp.	855,090	67,030,505
		148,402,877

Industrial Conglomerates - 4.1%
3M Co.	336,713	47,223,998
Danaher Corp.	975,864	75,336,701
		122,560,699

Insurance - 1.5%
Aon plc	517,074	43,377,338

Internet & Catalog Retail - 3.2%
Amazon.com, Inc.*	163,730	65,293,887
priceline.com, Inc.*	25,469	29,605,165
		94,899,052

Internet Software & Services - 6.0%
eBay, Inc.*	1,125,244	61,764,643
Google, Inc.*	104,508	117,123,161
		178,887,804

IT Services - 3.2%
Alliance Data Systems Corp.*	84,578	22,238,094
International Business Machines Corp.	123,270	23,121,754
Visa, Inc.	226,698	50,481,111
		95,840,959

Media - 2.3%
The Walt Disney Co.	896,655	68,504,442

Multiline Retail - 0.9%
Nordstrom, Inc.	453,917	28,052,071

Pharmaceuticals - 7.1%
Allergan, Inc.	742,148	82,437,800
Bristol-Myers Squibb Co.	560,082	29,768,358
Novartis AG (ADR)	366,106	29,427,600
Perrigo Co. plc	441,469	67,747,833
		209,381,591

Road & Rail - 0.5%
Genesee & Wyoming, Inc.*	138,169	13,271,132

Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments, Inc.	880,832	38,677,333

Software - 4.1%
Informatica Corp.*	746,045	30,960,868
Microsoft Corp.	1,541,997	57,716,948
VMware, Inc.*	356,140	31,949,319
		120,627,135

Specialty Retail - 4.6%
Bed Bath & Beyond, Inc.*	504,737	40,530,381
Lowe's Co.'s, Inc.	1,283,563	63,600,547
Ross Stores, Inc.	441,275	33,064,736
		137,195,664

Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd.*	179,337	14,560,371
Nike, Inc., Class B	530,289	41,701,927
		56,262,298

Trading Companies & Distributors - 1.4%
Fastenal Co.	895,679	42,553,709

Venture Capital - 0.3%
20/20 Gene Systems, Inc. (b)(i)*	73,397	138,720
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	1,264
Digital Directions International, Inc. (a)(b)(i)*	354,389	91,942
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	967,350
Graduation Alliance, Inc.:
Series C, Preferred (b)(i)*	3,225,598	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18) (b)(i)*	625,721	—
Immunology Partners, Inc., Series C-1, Preferred (b)(i)*	2,542,915	16,323
Ivy Capital (Proprietary) Ltd. (b)(i)*	17	394,817
Marrone Bio Innovations, Inc., Conversion Shares (b)(i)*	255,843	4,233,196
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	117,531
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	958,425
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	427,800
Series A-2, Preferred (b)(i)*	195,285	139,238
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	—
		8,721,607

Total Equity Securities (Cost $1,894,034,069)		2,874,927,623

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$81,815	57,151
Arborview Capital Parteners LP (b)(i)*	295,081	194,049
Blackstone Cleantech Venture Partners (b)(i)*	411,168	246,550
China Environment Fund 2004 (b)(i)*	-	132,804
China Environment Fund III (b)(i)*	983,226	1,005,908
Coastal Ventures III (a)(b)(i)*	300,000	258,808
Core Innovations Capital I (b)(i)*	590,246	486,675
DBL Equity Fund - BAEF Il (b)(i)*	693,021	824,221
First Analysis Private Equity Fund V (b)(i)*	338,629	331,765
Ignia Fund I (b)(i)*	897,993	632,444
Impact Ventures II (b)(i)*	783,681	862,443
LeapFrog Financial Inclusion Fund (b)(i)*	679,918	536,784
New Markets Education Partners (b)(i)*	385,000	344,011
New Markets Venture Partners II (b)(i)*	315,082	364,446
Renewable Energy Asia Fund (b)(i)*	1,523,962	1,373,288
SEAF India International Growth Fund (b)(i)*	283,775	145,853
SJF Ventures II (b)(i)*	493,946	1,397,051
SJF Ventures III (b)(i)*	251,429	233,659
Westly Capital Partners Fund II (b)(i)*	451,433	325,616

Total Venture Capital Limited Partnership Interest (Cost $9,759,406)		9,753,526

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 1/15/13 (b)(i)(xx)*	$200,000	—
Note II, 7.00%, 1/15/13 (b)(i)(xx)*	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (a)(b)(i)(v)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14 (b)(i)	100,000	100,000
Convertible Note II, 5.00%, 5/31/15 (b)(i)	200,000	200,000
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (b)(i)	131,225	217,479
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	107,830	107,830
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	300,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note, Series C, 10.00%, 6/30/13 (b)(i)(zz)*	25,000	—
Convertible Bridge Note II, Series C, 10.00%, 6/30/13 (b)(i)(zz)*	100,000	—

Total Venture Capital Debt Obligations (Cost $6,290,676)		4,775,309

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	10,833,877	10,807,767

Total High Social Impact Investments (Cost $10,833,877)		10,807,767

TIME DEPOSIT - 2.5%
State Street Bank Time Deposit, 0.083%, 1/2/14	74,395,652	74,395,652

Total Time Deposit (Cost $74,395,652)		74,395,652

TOTAL INVESTMENTS (Cost $1,995,313,680) - 100.3%		2,974,659,877
Other assets and liabilities, net - (0.3%)		(7,522,682)
NET ASSETS - 100%		$2,967,137,195

(a) Affiliated company.

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(i) Restricted securities represent 1.1% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 40,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for both principal and interest.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc., Common Stock	8/1/08 - 8/27/13	166,890
Adobe Capital Social Mezzanine LP	2/8/13 - 7/25/13	81,815
Arborview Capital Parteners LP LP	11/13/12 - 12/27/13	295,081
Blackstone Cleantech Venture Partners LP	7/29/10 - 10/28/13	411,168
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	1/2/13	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 11/22/13	300,000
Core Innovations Capital I LP	1/6/11 - 11/14/13	590,246
DBL Equity Fund - BAEF Il LP	3/30/11 - 12/18/13	693,021
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	—
Note I, 7.00%, 1/15/13	12/14/09	200,000
Note II, 7.00%, 1/15/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 - 12/18/13	338,629
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Graduation Alliance, Inc.:
Series C, Preferred	3/27/13 - 8/20/13	500,000
Series C, Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 - 11/4/13	897,993
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10 - 7/24/13	783,681
Ivy Capital (Proprietary) Ltd.	9/12/12	496,026
LeapFrog Financial Inclusion Fund LP	1/20/10 - 11/13/13	679,918
Marrone Bio Innovations, Inc., Conversion Shares	11/12/13	1,209,625
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 3/25/13	385,000
New Markets Venture Partners II LP	7/21/08 - 12/27/13	315,082
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd.:
Series A, Preferred	7/19/07	998,102
Note, 12.00%, 7/31/17	7/22/13	201,621
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10 - 9/30/13	107,830
Renewable Energy Asia Fund LP	9/29/10 - 10/25/13	1,523,962
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	283,775
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	493,946
SJF Ventures III LP	2/6/12 - 10/4/13	251,429
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note II, Series C, 10.00%, 6/30/13	11/9/10	100,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13	10/29/09	25,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 12/18/13	451,433

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

EQUITY SECURITIES - 94.7%	SHARES	VALUE
Air Freight & Logistics - 3.2%
FedEx Corp.	31,810	$4,573,324

Automobiles - 2.6%
Toyota Motor Corp. (ADR)	30,281	3,691,860

Biotechnology - 3.1%
Amgen, Inc.	38,952	4,446,760

Capital Markets - 2.5%
Credit Suisse Group AG (ADR)*	113,590	3,525,834

Commercial Banks - 4.0%
Wells Fargo & Co.	126,058	5,723,033

Communications Equipment - 3.4%
Cisco Systems, Inc.	212,322	4,766,629

Computers & Peripherals - 5.7%
Apple, Inc.	14,334	8,042,951

Consumer Finance - 3.2%
Capital One Financial Corp.	59,686	4,572,544

Diversified Financial Services - 2.5%
Moody's Corp.	45,042	3,534,446

Diversified Telecommunication Services - 1.8%
BT Group plc (ADR)	39,253	2,478,042

Energy Equipment & Services - 3.1%
Dresser-Rand Group, Inc.*	9,496	566,247
Exterran Holdings, Inc.*	104,166	3,562,477
Newpark Resources, Inc.*	16,525	203,092
		4,331,816

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	72,492	5,188,252

Food Products - 1.8%
General Mills, Inc.	51,984	2,594,521

Health Care Equipment & Supplies - 4.6%
Becton Dickinson & Co.	6,132	677,525
Medtronic, Inc.	48,424	2,779,053
St. Jude Medical, Inc.	47,976	2,972,113
		6,428,691

Health Care Providers & Services - 2.0%
McKesson Corp.	17,813	2,875,018

Household Products - 2.9%
Kimberly-Clark Corp.	39,688	4,145,808

Industrial Conglomerates - 3.2%
Danaher Corp.	58,438	4,511,414

Insurance - 5.8%
Aflac, Inc.	16,537	1,104,672
Allianz SE (ADR)	36,371	659,406
American Financial Group, Inc.	64,091	3,699,333
The Travelers Co.'s, Inc.	30,649	2,774,960
		8,238,371

IT Services - 4.3%
DST Systems, Inc.	42,547	3,860,715
Western Union Co.	132,168	2,279,898
		6,140,613

Machinery - 3.9%
Cummins, Inc.	18,608	2,623,170
Dover Corp.	30,210	2,916,473
		5,539,643

Media - 12.1%
DIRECTV*	65,817	4,547,297
Omnicom Group, Inc.	38,771	2,883,399
Time Warner Cable, Inc.	24,553	3,326,932
Time Warner, Inc.	50,131	3,495,133
Viacom, Inc., Class B	33,591	2,933,838
		17,186,599

Multiline Retail - 2.9%
Target Corp.	65,565	4,148,298

Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc.*	205,502	3,376,398

Pharmaceuticals - 6.8%
Johnson & Johnson	62,972	5,767,605
Roche Holding AG (ADR)	55,612	3,903,962
		9,671,567

Software - 2.1%
CA, Inc.	86,663	2,916,210

Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc., Class B	35,397	1,601,714

Total Equity Securities (Cost $111,132,980)		134,250,356

TIME DEPOSIT - 5.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$7,567,399	7,567,399

Total Time Deposit (Cost $7,567,399)		7,567,399

TOTAL INVESTMENTS (Cost $118,700,379) - 100.0%		141,817,755
Other assets and liabilities, net - 0.0%		41,584
NET ASSETS - 100%		$141,859,339

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios, four of which are reported herein: Balanced, Bond, Equity, and Large Cap Core. Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2013, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$12,974,354	2.2%
Bond	3,079,951	0.4%
Equity	34,058,209	1.1%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$353,041,353	—	—	$353,041,353 **
Venture capital	17,000	—	$8,770,493	8,787,493
Asset-backed securities	—	$10,409,936	—	10,409,936
Collateralized mortgage-backed obligations	—	1,839,708	—	1,839,708
Commercial mortgage-backed securities	—	11,200,977	—	11,200,977
Corporate debt	—	138,767,349	—	138,767,349
Municipal obligations	—	3,994,742	—	3,994,742
U.S. government obligations	—	12,519,169	—	12,519,169
Other debt obligations	—	56,404,847	—	56,404,847
TOTAL	$353,058,353	$235,136,728	$8,770,493	$ 596,965,574

Other financial instruments***	$86,517	—	—	$86,517

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $6,050,742 venture capital equity shown in the venture capital heading.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Equity
Balance as of 9/30/2013	$8,464,264	$1,033,200
Accrued discounts/premiums	—	—
Realized gain (loss)	—	(952,500)
Change in unrealized appreciation (depreciation)	466,853	966,800
Purchases	—	—
Sales	(160,624)	(1,047,500)
Transfers in and/ or out of Level 3[1]	—	—
Balance as of 12/31/2013	$8,770,493	$ —

Balanced	Total
Balance as of 9/30/2013	$9,497,464
Accrued discounts/premiums	—
Realized gain (loss)	(952,500)
Change in unrealized appreciation (depreciation)	1,433,653
Purchases	—
Sales	(1,208,124)
Transfers in and/ or out of Level 3[1]	—
Balance as of 12/31/2013	$8,770,493

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2013, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,433,653.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	-	-	-	-
Asset-backed securities	-	$28,434,146	-	$28,434,146
Collateralized mortgage-backed obligations	-	6,206,042	-	6,206,042
Commercial mortgage-backed securities	-	40,132,771	-	40,132,771
Corporate debt	-	527,945,244	$**	527,945,244
Municipal obligations	-	19,825,386	-	19,825,386
U.S. government obligations	-	47,313,599	-	47,313,599
Other debt obligations	-	24,911,081	-	24,911,081
TOTAL	-	$694,768,269	$**	$694,768,269

Other financial instruments***	$604,292	-	-	$604,292

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0 % of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,866,206,016	-	-	$2,866,206,016**
Venture capital	-	-	$23,250,442	23,250,442
Other debt obligations	-	$85,203,419	-	85,203,419
TOTAL	$2,866,206,016	$85,203,419	$23,250,442***	$2,974,659,877

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $8,721,607 venture capital equity shown in the venture capital heading.

*** Level 3 securities represent 0.8% of net assets.

There were no transfers between levels during the period.

Large Cap Core	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$134,250,356	-	-	$134,250,356
Other debt obligations	-	$7,567,399	-	7,567,399
TOTAL	$134,250,356	$7,567,399	-	$141,817,755

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  Balanced may also use futures contracts as a substitute for direct investment in a particular asset class, to facilitate the periodic rebalancing of its portfolio in order to maintain its target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures (in the case of Balanced).  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, Balanced and Bond used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios.  Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended December 31, 2013 Balanced invested in E-Mini S&P 500 Index futures, as well as 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 126 contracts and $6,858,706 weighted average notional value.

During the period ended December 31, 2013, Bond invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 263 contracts and $2,205,376 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with management’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Balanced, Bond, Equity, and Large Cap Core each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

 SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	Balanced	Bond
Federal income tax cost of investments	$547,715,125	$700,980,197
Unrealized appreciation	$63,839,257	$14,838,622
Unrealized depreciation	(14,588,809)	(21,050,551)
Net unrealized appreciation/ (depreciation)	$49,250,448	($6,211,929)

	Equity	Large Cap Core
Federal income tax cost of investments	$1,995,876,575	$118,700,900
Unrealized appreciation	$992,226,900	$23,743,671
Unrealized depreciation	(13,443,598)	(626,816)
Net unrealized appreciation/ (depreciation)	$978,783,302	$23,116,855

Capital Loss Carryforwards

Expiration Date	Equity
30-Sep-17	($83,838,364)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their characters as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of December 31, 2013 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	$-	$105,487
Kickboard, Inc.	$285,329	417,803
TOTAL	$285,329	$523,290

Affiliated companies of the Equity Portfolio as of December 31, 2013 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$200,000	$258,808
Digital Directions International, Inc.	683,778	91,942
Global Resource Options, Inc.	3,200,178	967,350
New Day Farms, Inc.	506,225	-
Shangri La Farms, Ltd.	200,000	200,001
TOTAL	$4,790,181	$1,518,101

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $5,700,395 for the Balanced and Equity Portfolios, respectively, at December 31, 2013.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

MUTUAL FUNDS - 88.4%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	138,763	$3,408,025
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	358,277	6,208,941
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	3,245,899	50,408,818
Calvert Equity Portfolio, Class I	181,195	9,454,736
Calvert Large Cap Core Portfolio, Class I	403,434	9,028,856
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	99,713	4,021,434
Calvert Emerging Markets Equity Fund, Class I	196,667	2,590,102
Calvert International Equity Fund, Class I	267,851	4,931,144
Calvert International Opportunities Fund, Class I	182,117	2,975,793

Total Mutual Funds (Cost $87,638,027)		93,027,849

TIME DEPOSIT - 11.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$11,771,439	11,771,439

Total Time Deposit (Cost $11,771,439)		11,771,439

TOTAL INVESTMENTS (Cost $99,409,466) - 99.6%		104,799,288
Other assets and liabilities, net - 0.4%		390,522
NET ASSETS - 100%		$105,189,810

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 48% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

MUTUAL FUNDS - 93.7%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	571,698	$14,040,895
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	539,949	9,357,322
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,836,949	44,057,823
Calvert Equity Portfolio, Class I	619,008	32,299,822
Calvert Large Cap Core Portfolio, Class I	1,376,716	30,810,909
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	225,356	9,088,589
Calvert Emerging Markets Equity Fund, Class I	659,251	8,682,335
Calvert International Equity Fund, Class I	976,485	17,977,084
Calvert International Opportunities Fund, Class I	664,037	10,850,368

Total Mutual Funds (Cost $146,683,141)		177,165,147

TIME DEPOSIT - 6.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$11,971,473	11,971,473

Total Time Deposit (Cost $11,971,473)		11,971,473

TOTAL INVESTMENTS (Cost $158,654,614) - 100.0%		189,136,620
Other assets and liabilities, net - 0.0%		25,249
NET ASSETS - 100%		$189,161,869

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

MUTUAL FUNDS - 97.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I*	373,608	$9,175,823
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	315,421	5,466,245
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	213,605	3,317,292
Calvert Equity Portfolio, Class I	389,990	20,349,663
Calvert Large Cap Core Portfolio, Class I	866,965	19,402,666
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	131,613	5,307,955
Calvert Emerging Markets Equity Fund, Class I	357,955	4,714,267
Calvert International Equity Fund, Class I	719,733	13,250,290
Calvert International Opportunities Fund, Class I	516,552	8,440,462

Total Mutual Funds (Cost $70,062,259)		89,424,663

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 1/2/14	$1,803,348	1,803,348

Total Time Deposit (Cost $1,803,348)		1,803,348

TOTAL INVESTMENTS (Cost $71,865,607) - 99.9%		91,228,011
Other assets and liabilities, net - 0.1%		77,205
NET ASSETS - 100%		$91,305,216

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General: Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with seven separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.  Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

At December 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2013:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$93,027,849	-	-	$93,027,849
Other debt obligations	-	$11,771,439	-	$11,771,439
TOTAL	$93,027,849	$11,771,439	-	$104,799,288

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$177,165,147	-	-	$177,165,147
Other debt obligations	-	$11,971,473	-	$11,971,473
TOTAL	$177,165,147	$11,971,473	-	$189,136,620

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$89,424,663	-	-	$89,424,663
Other debt obligations	-	$1,803,348	-	$1,803,348
TOTAL	$89,424,663	$1,803,348	-	$91,228,011

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Funds.  The Funds did not use futures contracts during the period ended December 31, 2013.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B – Tax Information

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$99,956,399	$167,288,282	$78,258,023
Unrealized appreciation	$6,277,764	$23,152,784	$14,030,603
Unrealized depreciation	(1,434,875)	(1,304,446)	(1,060,615)
Net unrealized appreciation/ (depreciation)	$4,842,889	$21,848,338	$12,969,988

The Funds did not have capital loss carryforwards as of September 30, 2013, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2014